Employee Benefits - Schedule of Principal Actuarial Assumptions at the Reporting Date (Expressed As Weighted Averages) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Discount rate as of December 31	0.85%	1.90%
Future salary growth	1.00%	1.90%
Interest rate on the savings account	1.25%	1.90%
Price inflation	1.00%	1.90%
Social security increase	1.00%	1.90%
Future pension growth	0.00%	0.00%